Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	Listed Funds Trust
Central Index Key	0001683471
Amendment Flag	false
Document Creation Date	Dec. 28, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Dec. 31, 2018
U.S. Policy Alpha ETF | U.S. Policy Alpha ETF
Risk/Return:
Trading Symbol	PLCY
European Union Breakup Fund | European Union Breakup Fund
Risk/Return:
Trading Symbol	EXIT